COMMITMENTS, GUARANTEES AND CONTINGENT LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Jan. 01, 2023
Disclosure of contingent liabilities [line items]
Recorded liability with respect to guarantees	$ 1,491,400,000
Financial guarantees, maximum potential liability
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	131,500,000	$ 153,000,000.0
Recorded liability with respect to guarantees	0
Financial guarantees, maximum potential liability | Surety bond
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	15,200,000	17,300,000
Financial guarantees, maximum potential liability | Financial guarantees and standby letters of credit
Disclosure of contingent liabilities [line items]
Maximum potential liability under guarantees	$ 116,300,000	$ 135,700,000